Bank loans (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Debt Disclosure [Abstract]
Interest Expense	$ 23,968	$ 32,127	$ 36,696	$ 16,627